Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Capital Unit, Class [Member]
Net asset value per unit at beginning of year	$ 87.30		$ 96.61
Loss from futures and forwards trading (1)	$ (9.11)	[1]	$ (0.47)	[1]
Net investment loss (1)	$ (5.01)	[1]	$ (8.84)	[1]
Total loss from operations	$ (14.12)		$ (9.31)
Net asset value per unit at end of year	$ 73.18		$ 87.30
Total return	(16.18%)		(9.64%)
Expenses prior to Trading Advisor incentive fees (2) (3)	6.98%	[2],[3]	7.23%	[2],[3]
Trading Advisor incentive fees	0.12%		1.99%
Total expenses (2) (3)	7.10%	[2],[3]	9.22%	[2],[3]
Net investment loss (2) (3)	(6.11%)	[2],[3]	(9.47%)	[2],[3]
Capital Unit, Class B [Member]
Net asset value per unit at beginning of year	$ 97.15		$ 105.77
Loss from futures and forwards trading (1)	$ (10.29)	[1]	$ (0.74)	[1]
Net investment loss (1)	$ (4.13)	[1]	$ (7.88)	[1]
Total loss from operations	$ (14.42)		$ (8.62)
Net asset value per unit at end of year	$ 82.73		$ 97.15
Total return	(14.85%)		(8.15%)
Expenses prior to Trading Advisor incentive fees (2) (3)	5.37%	[2],[3]	5.57%	[2],[3]
Trading Advisor incentive fees	0.13%		1.85%
Total expenses (2) (3)	5.50%	[2],[3]	7.42%	[2],[3]
Net investment loss (2) (3)	(4.48%)	[2],[3]	(7.62%)	[2],[3]
Capital Unit, Class C [Member]
Net asset value per unit at beginning of year	$ 100.00	[4]	$ 0	[4]
Loss from futures and forwards trading (1)	$ (7.89)	[1],[4]	$ 0	[1],[4]
Net investment loss (1)	$ (1.00)	[1],[4]	$ 0	[1],[4]
Total loss from operations	$ (8.89)	[4]	$ 0	[4]
Net asset value per unit at end of year	$ 91.11	[4]	$ 100.00	[4]
Total return	(8.89%)	[4]	0.00%	[4]
Expenses prior to Trading Advisor incentive fees (2) (3)	2.93%	[2],[3],[4]	0.00%	[2],[3],[4]
Trading Advisor incentive fees	0.00%	[4]	0.00%	[4]
Total expenses (2) (3)	2.93%	[2],[3],[4]	0.00%	[2],[3],[4]
Net investment loss (2) (3)	(2.52%)	[2],[3],[4]	0.00%	[2],[3],[4]
Capital Unit, Class I [Member]
Net asset value per unit at beginning of year	$ 112.52		$ 121.80
Loss from futures and forwards trading (1)	$ (12.00)	[1]	$ (0.84)	[1]
Net investment loss (1)	$ (4.14)	[1]	$ (8.44)	[1]
Total loss from operations	$ (16.14)		$ (9.28)
Net asset value per unit at end of year	$ 96.38		$ 112.52
Total return	(14.35%)		(7.62%)
Expenses prior to Trading Advisor incentive fees (2) (3)	4.74%	[2],[3]	4.96%	[2],[3]
Trading Advisor incentive fees	0.12%		1.89%
Total expenses (2) (3)	4.86%	[2],[3]	6.85%	[2],[3]
Net investment loss (2) (3)	(3.89%)	[2],[3]	(7.07%)	[2],[3]

[1]	The net investment loss per unit is calculated by dividing the net investment loss by the average number of Series A, Series B or Series I Units outstanding during the year. Loss from futures and forwards trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information. Such balancing amount may differ from the calculation of loss from futures and forwards trading per unit due to the timing of trading gains and losses during the year relative to the number of units outstanding.
[2]	All of the ratios under Other Financial Ratios are computed net of involuntary waivers of administrative and offering expenses. For the years ended December 31, 2012 and 2011, the ratios are net of 0.33% and 0.42% effect of waived administrative expenses, respectively. For the years ended December 31, 2012 and 2011, the ratios are net of 0.15% and 0.53% effect of waived offering expenses, respectively.
[3]	The net investment loss includes interest income and excludes realized and change in unrealized gain (loss) from futures and forwards trading activities as shown on the statements of operations. The total amount is then reduced by all expenses, excluding brokerage commissions, which are included in net loss from futures and forwards trading on the statements of operations. The resulting amount is divided by the average net asset value for the year.
[4]	Series C units began investment operations on September 1, 2012. Therefore, the performance for Series C units is for the four month period ended December 31, 2012. The ratios for expenses prior to Trading Advisor incentive fee and net investment loss have been annualized.